Prepaid operating leases	12 Months Ended
Dec. 31, 2018
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Prepaid operating leases
13.	Prepaid operating leases

Yuchai is granted land use rights of 15 to 50 years in respect of such land. Prepaid operating leases represent those amounts paid for land use rights to the PRC government.

	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	US$’000

Current	12,546	12,546	1,875
Non-current	367,270	354,546	52,996

Total	379,816	367,092	54,871

	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	US$’000

Cost
At January 1 and December 31	529,577	529,577	79,158

Accumulated amortization
At January 1	137,395	149,761	22,385
Charge for the year	12,366	12,724	1,902

At December 31	149,761	162,485	24,287

Net carrying amount	379,816	367,092	54,871

As of December 31, 2017 & 2018, no prepaid operating leases are pledged to secure bank facilities.